Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Net Gain (Loss) on Investment Securities and Derivatives (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	R$ 3,175	R$ 7,311	R$ (11,862)
Held-to-maturity financial assets [Member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	(276)	(740)
Held-for-trading financial assets [Member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	1,358	2,514	(1,625)
Derivatives [member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	2,029	7,320	(6,071)
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [Member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	181	49	51
Available-for-sale financial assets [Member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	(80)	(1,685)	(4,345)
Financial liabilities held for trading [Member]
Disclosure Of Other Income Expenses From Investments [Line Items]
Gain loss on investment securities and derivatives	R$ (37)	R$ (147)	R$ 128